Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Real Assets Fund

Effective June 1, 2017 the following information supplements the current information under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectuses and summary prospectuses.

For the periods reflected in the Average Annual Total Returns table, the Blended Index was composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index, 7.5% in the MSCI World Energy Index, and 7.5% in the MSCI World Materials Index.

Effective June 1, 2017, the Blended Index will be composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index. Returns of the Blended Index as modified will first be included in the fund's prospectus dated August 1, 2017.

Deutsche Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Real Assets Fund

Effective June 1, 2017 the following information supplements the current information under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectuses and summary prospectuses.

For the periods reflected in the Average Annual Total Returns table, the Blended Index was composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index, 7.5% in the MSCI World Energy Index, and 7.5% in the MSCI World Materials Index.

Effective June 1, 2017, the Blended Index will be composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index. Returns of the Blended Index as modified will first be included in the fund's prospectus dated August 1, 2017.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2017, the Blended Index will be composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

For the periods reflected in the Average Annual Total Returns table, the Blended Index was composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index, 7.5% in the MSCI World Energy Index, and 7.5% in the MSCI World Materials Index.

Effective June 1, 2017, the Blended Index will be composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg Barclays US Treasury Inflation Notes Total Return Index. Returns of the Blended Index as modified will first be included in the fund's prospectus dated August 1, 2017.